Trade and other payables	12 Months Ended
Dec. 31, 2024
Trade and other payables
Trade and other payables

23.  Trade and other payables

	At December 31,
	2024	2023
	$’m	$’m
Trade payables	1,041	1,091
Other payables and accruals including other tax and social security payable	194	210
Payables and accruals for exceptional items	9	7
Related party payables (note 27)	6	9
	1,250	1,317

The fair values of trade and other payables approximate the amounts shown above.

Other payables and accruals mainly comprise accruals for operating expenses. Value added tax payable of $45 million (2023: $45 million) is also included in other payables and accruals.

Trade payables processing

Certain of the Group’s suppliers have access to independent third-party payable processors. The processors allow suppliers, if they choose, to sell their receivables to financial institutions at the sole discretion of both the supplier and the financial institution. The Group does not direct or have any involvement in the sale of these receivables and availing of these arrangements is at the discretion of the supplier. As the original liability to our suppliers remains, including amounts due and scheduled payment dates, and is neither legally extinguished nor substantially modified, the Group continues to present such obligations within trade payables and includes payments to the processors within cash from operations.

Included within trade and other payables at December 31, 2024 is an amount of $111 million where suppliers have received payments from the processors. These payments are considered non-cash transactions for the Group and there were no significant changes in the carrying amount of trade payables subject to trade payables processing.

The range of payment due dates for trade payables that are part of the processing at December 31, 2024 are 60 - 150 days after the invoice date, with comparable trade payables that are not part of the processing being due 55 - 120 days after the invoice date with payment terms varying by jurisdiction and procurement category.

The Group applied transitional relief available under Supplier Finance Arrangements - Amendments to IAS 7 and IFRS 7 and has not provided comparative information in the first year of adoption.